Organization and Business (Details)		12 Months Ended
	Oct. 13, 2022	Dec. 31, 2025
Boni Logistica Ltda, [Member]
Activities		Distribution centers, transport and logistics solutions,
Partnership Participation		Indirect
Units		1
Percentage		100.00%
Country		Brazil
Thamuz LLC [Member]
Activities		Holding
Partnership Participation		Direct
Units		1
Percentage	100.00%	100.00%
Country		USA
BRB Foods Inc [Member]
Activities		Holding
Partnership Participation		100
Units		1
Country		USA
BR Brands SA [Member]
Activities		Industrialization and sale of grains (mainly rice and beans), pasta, flour, among other products
Partnership Participation		Indirect
Units		4
Percentage	100.00%	100.00%
Country		Brazil